Subsequent Events - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Subsequent Event [Line Items]
Operating lease, right of use asset	¥ 82,488	$ 12,642	¥ 155,525
Operating lease, liability	88,748
Early Termination Lease Agreements [Member]
Subsequent Event [Line Items]
Operating lease, right of use asset	17,694
Operating lease, liability	¥ 18,331